Changes in Accounting Policies - Summary of Balance Sheet Impact of IFRS 16 (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Right-of-use assets	kr 8,487
Lease liabilities, current	2,287
Lease liabilities, non-current	7,595
Equity	81,878	kr 87,770	kr 97,571	kr 135,257
IFRS 16 [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Right-of-use assets	8,651
Lease liabilities, current	2,195
Lease liabilities, non-current	8,203
Equity	kr 249